Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2016
Redeemable convertible preferred shares [Abstract]
Redeemable convertible preferred shares
15.	Redeemable convertible preferred shares

Series D convertible redeemable preferred shares

On January 31, 2012, the Company entered into an agreement to issue Series D preferred shares and warrants to a third-party investor for a total consideration of USD37,500 thousand. Pursuant to the agreement, the company issued 10,580,397 series D preferred shares at USD 3.544 per share; and warrants to purchase 2,218,935 Series D preferred shares at USD 3.38 per share at the option of the holders. In addition, the third-party investor also purchased a total of 5,036,367 existing shares directly from other then existing shareholders and they were entitled to the same rights as attached to the respective classes of existing shares.

The key terms of the Series D preferred shares were as follows:

Dividend rights

The holders of the Series D preferred shares were entitled to participate in any dividend pari passu with common shareholders of the Company on an as-converted basis.

Liquidation preferences

Amount shall be paid to Series D holders before any distribution or payment shall be made to the holders of Series A, Series A-1, Series B and C Preferred Shares. If asset for distribution is insufficient to pay off Series D holders, the assets shall be distributed among the holders of Series D in proportion to the full amounts to which they would otherwise be respectively entitled thereon on an as-converted basis.

Upon issuance of Series E preferred shares, the liquidation preference of Series D preferred shares was amended. Before any distribution or payment shall be made to the Series A, A-1, B and C shareholders (for the purpose of this clause, such holders did not include Skyline Global Company Holdings Limited (‘‘Skyline Holdings’’, or ‘‘Series D Investor’’), the Series D holder, who also held any Series A, A-1, B and any other Junior Securities) an amount shall be paid with respect to each share held by Skyline Holdings equal to original issue price.

Voting rights

The holders of the Series D preferred shares shall be entitled to such number of votes equal to the whole number of common shares into which such Series D preferred shares are convertible.

Conversion rights

Each share of the Series D preferred shares was convertible at the option of the holder, at any time after the issuance of such shares, and each share can be converted into one common share of the Company. The conversion was subject to adjustments for certain events, including but not limited to additional equity securities issuance, reorganization, mergers, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of common shares. The conversion price was also subject to adjustment in the event the Company issues additional common shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution on a weighted average basis.

In addition, each share of the Series D preferred shares would automatically be converted into common shares of the Company (i) upon the closing of an initial public offering of the Company’s shares or (ii) upon written notice to convert given to the Company by the holders of a majority of Series D preferred shareholders.

Redemption Right

The Series D preferred shares were redeemable at any time after the 4th anniversary of the initial closing of February 6, 2012 to request the Company to purchase all Series D preferred shares and shares issuable upon the conversion or exercise of the Series D warrants if an initial public offering is not consummated. This redemption right expires after the 5th anniversary of the initial closing of the transaction. The redemption price shall be equal to the aggregate amount of price paid at USD3.544, plus all declared but unpaid dividends up to the date of redemption plus interest of 8% per annum compounded annually from the closing of the Series D preferred shares investment(“Initial Closing”) up to and including the date of redemption.

The Company had determined that the Series D preferred shares should be classified as mezzanine equity. The Series D warrant is initially measured at its fair value and the initial carrying value for Series D preference shares is allocated on a residual basis as it was liability classified. The initial carrying value for Series D preference shares was USD 32,481 thousand, and the related capitalized expense was USD2,012 thousand. There were no beneficial conversion features for the Series D preferred shares.

The carrying value of the preferred shares was accreted from its carrying value on the date of issuance to the redemption value using effective interest method from date of issuance to the earliest redemption date. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. The Company had determined that conversion and redemption features embedded in the Series D convertible redeemable preferred shares were not required to be bifurcated and accounted for as a derivative.

Series D Warrants

The holder of Series D warrants had the right to exercise the warrants at the earlier of (i) 24 months from date of Initial Closing or (ii) automatically exercised immediately prior to the closing of the following transactions: (a) mergers or consolidation of the Company, b) initial public offering, c) transaction in which in excess of 50% of the Company’s equity is transferred to any person, d) sale, transfer, lease, assignment conveyance, exchange, mortgage, or other disposition of all or substantially all of the assets of the Company. The warrants were not entitled to dividend rights nor to vote until the warrants were exercised and shares became issuable. Series D warrants was classified as a liability and initially measured at their fair value at USD 3,007 thousand. As of December 31, 2013, the fair value of Series D warrants was USD 2,186 thousand. For the year ended on December 31, 2012 and 2013, the fair value (loss) / gain recorded were USD 710 thousand and USD 1,531 thousand, respectively.

Exchange of Series D warrants and the issuance of Series E warrants

The warrants to purchase 1,952,663 and 266,272 Series D preferred shares at USD3.38 per share expired on February 6, 2014 and March 1, 2014, respectively. On the date of the expiration, the warrant was measured at a fair value of USD2,414 thousand. It was agreed that upon issuance of the Series E preferred shares on March 5, 2014, the Company would issue to the Series D investor warrants to purchase 3,406,824 Series E preferred shares with an exercise price of USD2.82. These warrants are exercisable at the option of the holder, at any time, no later than the earlier of (1) the pricing date of the initial public offering of the Company or (2) March 1, 2015. As the warrants were exercised into mezzanine equity, the warrants are classified as a liability and were initially measured at a fair value of USD2,819 thousand.

The exchange of the Series D warrants and the issuance of the Series E warrants were considered to be a related transaction and are accounted for as a single transaction because the holder was willing to allow the Series D warrants to expire in contemplation that they would be issued Series E warrants. A loss of USD405 thousand, which was the difference in value of the Series D warrants on the expiration date and the value of the Series E warrants on the issuance date was charged to the income statement in quarter one of 2014.

The fair value of the Series D warrants and the Series E warrants was estimated by the Company with the assistance of an independent valuation firm based on the Company’s estimates and assumptions. The valuation report provided the Group with guidelines in determining the fair value, but the determination was made by the Group. The Group applied the Black-Scholes Option Pricing Model to calculate the fair value of the Series D warrant on the valuation date.

The major assumptions used in calculating the fair value of the Series D warrants include:

	February 6,
	2014
Spot price(1)	4.47
Risk-free interest rate(2)	0	%*
Volatility rate(3)	0	%*
Dividend yield(4)	—

*	Given that the maturity date of Series D warrant was February 6, 2014, the volatility rate and risk-free interest rate did not affect the valuation of the warrant on February 6, 2014.

The major assumptions used in calculating the fair value of the Series E warrants include:

March 5,
2014
Spot price(1)	3.31 - 4.65
Risk-free interest rate(2)	0.04% - 0.12%
Volatility rate(3)	38.39% - 38.81%
Dividend yield(4)	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which was allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. For the valuation on March 5, 2014 and March 31, 2014, the probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.

Triggering of the anti-dilution clause

Upon issuance of Series E preferred shares in March and April 2014, the Company adjusted the Series D conversion price from USD3.5 to USD2.86 per share for 6,771,454 Series D preferred shares held by the Series D Investor. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the original Series D financing agreement. As a result of this anti-dilution, the Company would issue a total of 8,391,850 common shares on a fully-converted basis of the original 6,771,454 Series D preferred shares when the conversion right is exercised by the holder. The downward adjustment of the conversion price did not contain a contingent beneficial conversion feature.

For the remaining 3,808,943 Series D preferred shares held by the Series D Investor, the Series D investor agreed to waive the anti-dilution clause as the Series D Investor has planned to sell these shares to the Company upon the issuance of Series E preferred shares in March 2014. The waiver of this anti-dilution clause was accounted for as a modification of the terms of the Series D preferred shares. However, it was determined that the incremental value contributed by the Series D Investor was deemed to be a transfer of value between the preferred shareholders because 1) the change in value of the common shares before and after the modification was deemed to be negligible and 2) the modification of the Series D preferred shares were also made concurrent with the sale of the Series E preferred shares. The Company concluded that this was evidence to suggest that most of the value was transferred from the Series D preferred shareholder to the other existing preferred shareholders. Therefore, no accounting charge was recorded.

Upon the completion of the IPO on 24 June 2014, the Company adjusted the Series D conversion price from USD2.86 to USD2.27 per share relating to 6,771,454 Series D preferred shares held by the Series D Investor. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the latest shareholders agreement. As a result of this anti-dilution, the Company would issue a total of 10,581,726 common shares on a fully-converted basis of the original 6,771,454 Series D preferred shares when the conversion right is exercised by the holder. At the time of this anti-dilution, the Series D preferred shares anti-diluted contained a beneficial conversion feature of USD4,008 thousand as a deemed dividend to Series D Investor and charged against retained earnings, and in the absence of retained earnings, a charge to additional paid-in capital.

Modification of redemption rights

Upon issuance of the Series E preferred shares in March 2014, the Company amended the redemption rights of 6,771,454 Series D preferred shares. The Series D investor shall have the right to request the Company to purchase its shares after February 28, 2017 but no later than February 28, 2018. Prior to the modification, the holder had the right to request the Company to purchase its shares after February 6, 2016 but no later than February 6, 2017. The amendment of the redemption date was accounted for as modification of the terms of Series D preferred shares. The incremental value received by the Series D preferred shareholder amounted to USD279 thousand and was deemed to be a transfer of value between the preferred shareholder and common shareholders and the amount was charged to retained earnings.

In determining the accounting for the modification of the Series D preferred shares, the Company estimated the valuation of the Series D preferred shares with the assistance of an independent valuation firm based on the Company’s estimates and assumptions. Option-pricing method was used to allocate enterprise value to preferred and ordinary shares, taking into account the guidance prescribed by the AICPA Audit and Accounting Practice Aid, ‘‘Valuation of Privately-Held Company Equity Securities Issued as Compensation’’. The method treats common stock and preferred stock as call options on the enterprise’s value, with exercise prices determined based on the liquidation preference of the preferred stock. The option-pricing method involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Company or an initial public offering, and estimates of the volatility of the Company’s equity securities.

The anticipated timing was based on the plans of management. Estimating the volatility of the share price of a privately held company was complex because there is no readily available market for the shares. The Company estimated the volatility of its shares to range from 38.39% to 43.40% based on the historical volatility of comparable publicly traded shares of companies engaged in similar lines of business.

Modification of liquidation rights

Upon issuance of the Series E preferred shares, the Company amended the liquidation rights of Skyline Holdings’ common shares, Series A preferred shares, Series A-1 preferred shares, and Series B preferred shares (collectively, the ‘‘Series D Investor Shares’’). As a result of this amendment, the Series D Investor Shares had priority to receive proceeds from the Company upon liquidation over the common shares, Series A preferred shares, Series A-1 preferred shares, Series B preferred shares and Series C preferred shares held by other investors. This right given to the Skyline Holdings was non-transferable to a third party. The amendment of the liquidation rights was accounted for as modification of the terms of Series D Investor Shares. However, the incremental value received by Skyline Holdings is deemed to be negligible. No accounting charge was recorded by the Company. Similar to the modification of the Series D preferred shares as stated above, the fair value of the Series D preferred shares was estimated by the Company with the assistance of an independent valuation firm based on the Company’s estimates and assumptions. The Option-pricing method as described above, was also used to account for this modification. The Company estimated the volatility of its shares to range from 38.39% to 43.40% based on the historical volatility of comparable publicly traded shares of companies engaged in similar lines of business.

The Group had determined that there was no beneficial conversion feature attributable to the Series D preferred shares because the initial and adjusted effective conversion prices of these preferred shares were higher than the fair value of the Company’s common shares determined by the Group with the assistance from an independent valuation firm.

Initial public offering

Upon the completion of the IPO on 24 June 2014, the Series D Investor did not exercise Series E warrants, and the fair value of Series E warrants was nil. The fair value gain of USD2,922 thousand was recorded for the year ended December 31, 2014 as other income. As a result, 10,581,726 common shares were issued, and the balance of Series D preferred shares was transferred to common shares and additional paid-in capital on that date.

	Year ended	Year ended
	December 31,2013	December 31,2014
Beginning balance	35,990	40,290
Deemed dividend to Series D shareholder from its modification	—	279
Accretion of Series D to convertible redeemable preferred shares redemption value	4,300	1,870
Repurchase of preferred shares	—	(15,003)
Deemed dividend to preferred shareholders upon IPO	—	4,008
Converted to common shares upon IPO	—	(31,444)
Ending balance	40,290	—

Series E convertible redeemable preferred shares

On March 5, 2014, the Company entered into an agreement to issue Series E preferred shares (the ‘‘Series E Tranche 1 Preferred Shares’’) and warrants to a third-party investor (‘‘Series E Tranche 1 Investor’’) for a total consideration of USD 200 million. Pursuant to the agreement, the Company issued 70,975,491 Series E Tranche 1 Preferred Shares at USD 2.82 per share; and warrants to purchase 17,743,873 Series E preferred shares at USD 2.82 per share at the option of the holders. In addition, within 3 months after the closing, the Series E Tranche 1 Investor shall have the right (‘‘Subscription Rights’’) to purchase, or designate any other person/party to purchase from the Company an additional 35,487,746 Series E preferred shares, at a price equal to USD 2.82 per share.

The key terms of the Series E preferred shares were as follows:

Dividend rights

The holders of the Series E preferred shares were entitled to participate in any dividend pari passu with common shareholders of the Company on an as-converted basis.

Liquidation preferences

Before any distribution or payment shall be made to the holders of Series A, Series A-1, Series B, Series C and D preferred shares, an amount shall be paid to Series E holders with respect to each Series E preferred share held by the Series E holder equal to 100% of the applicable original issue price.

Voting rights

The holders of the Series E preferred shares shall be entitled to such number of votes equal to the whole number of common shares into which such Series E preferred shares are convertible.

Conversion rights

Each of the Series E preferred shares was convertible at the option of the holder, at any time after the issuance of such shares, and each share could be converted into one common share of the Company. The conversion was subject to adjustments for certain events, including but not limited to additional equity securities issuance, reorganization, mergers, share dividends, distribution, subdivisions, redemptions, combinations, or consolidation of common shares. The conversion price was also subject to adjustment in the event the Company issues additional common shares at a price per share that was less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution on a weighted average basis.

In addition, each of the Series E preferred shares would automatically be converted into common shares of the Company (i) upon the closing of an initial public offering of the Company’s shares or (ii) upon written notice to convert given to the Company by the holders of a majority of Series E preferred shareholders.

Redemption right

The Series E preferred shares were redeemable at the option of the investor any time after March 1, 2018 but not later than March 1, 2019.

The redemption price shall be equal to the aggregate amount of price paid per such share pursuant to the share purchase agreement (i.e. USD 2.82), plus interest on the original issue price applicable to each Series E convertible redeemable preferred share at a rate of 15% per annum compounded annually from the issuance date up to and including the date of redemption, plus all declared but unpaid dividends and distributions on any such Shares; If the Company did not have sufficient funds to redeem all of the redeemable shares, the Company shall redeem a pro rata portion of each holder’s redeemable shares out of funds legally available; and redeem the remaining shares as soon as practically after the Company had funds legally available therefor.

The Company had determined that the Series E preferred shares should be classified as mezzanine equity in the unaudited condensed consolidated balance sheets because the preferred shares are only contingently redeemable by the holder four years after the issuance date. The carrying value of the preferred shares is accreted from its carrying value on the date of issuance to the redemption value using the effective interest method from date of issuance to the earliest redemption date. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

The Company assessed beneficial conversion feature attributable to the Series E Tranche 1 Preferred Shares and determined that there was a beneficial conversion feature with an amount of USD52,377 thousand, which was bifurcated from the carrying value of Series E Tranche 1 Preferred Shares as a contribution to additional paid-in capital upon issuance of Series E Tranche 1 Preferred Shares. The discount of USD52,377 thousand resulting from the recognition of the beneficial conversion feature were amortized from the date of the issuance to the first redemption date of the Series E Tranche 1 Preferred Shares as a deemed dividend to preferred shareholders and charged against retained earnings, and in the absence of retained earnings, a charge to additional paid-in capital. The beneficial conversion feature is calculated based on the difference between an adjusted conversion price of USD2.31 and the Company’s common share fair value of USD3.05 multiplied by the number of shares into which the preferred shares are convertible into. The conversion price was adjusted from USD2.82 to USD2.31 principally because liability classified instruments, such as the warrants and the subscription rights (see below for further information) were issued with the Series E Tranche 1 Preferred Shares. Since the warrants and the subscription rights are classified as liability, the sales proceeds are first allocated to the warrants and the subscription rights’ full fair value (not relative fair value) and the residual amount of the sales process is allocated to the Series E Tranche 1 Preferred Shares to calculate the beneficial conversion feature.

December 31,
(In thousands)	2014
Beginning balance	—
Addition	275,314
Exercise of Series E subsequent sale rights	28,568
BCF upon Series E	(53,486)
Amortisation of BCF of Series E	4,139
Accretion of Series E to convertible redeemable preferred shares redemption value	12,754
Acceleration of amortization of BCF of Series E upon IPO	49,346
Deemed dividend to preferred shareholders upon IPO	27,396
Converted to common shares upon IPO	(344,031)
Ending balance	—

Exchange of Series E Tranche 1 Investor options for transfer restrictions

As part of the issuance of the Series E Tranche 1 Preferred Shares, the Series E Tranche 1 Investor and the Company’s founders (who are also employees) and two employees (collectively the ‘‘Grantees’’) of the Company agreed that (i) Series E Tranche 1 Investor will grant to the Grantees the right to purchase certain number of restricted shares of the Series E Tranche 1 Investor’s own shares with a total subscription consideration of not more than USD20 million at a subscription price subscription price per share that reflects the valuation of the Series E Tranche 1 Investor being USD10 billion (the ‘‘Series E Tranche 1 Investor Options’’); and (ii) the Grantees agreed to impose a transfer restriction (the ‘‘Transfer Restrictions’’) on 39,934,162 common shares, 3,394,564 unvested restricted shares, 180,000 unvested options and 180,000 vested options (the ‘‘Shares’’) owned by the Grantees. The Transfer Restrictions prohibit the Grantees from transferring their shares to another person/party until April 24, 2018 or April 24, 2019 as appropriate without the prior written consent of the holders of at least 75% of the Series E Tranche 1 Preferred Shares holders The Series E Tranche 1 Investor Options and the Transfer Restrictions are not tied to the Grantees’ future employment with the Company.

The value of the Transfer Restrictions was determined to be significantly greater than the value of Series E Tranche 1 Investor Options. In determining the value of the Transfer Restrictions, the Company was assisted by an independent valuation firm based on data provided by the Company. The valuation of the Transfer Restrictions is estimated to be USD43.3 million (refer to the valuation methodology below). For the valuation of the Series E Tranche 1 Investor Options, the Company was only able to obtain limited financial information from the Series E Tranche 1 Investor, a private company, to perform a valuation analysis. This information includes high level 2013 revenue data and information of a third party investment transaction that valued the Series E Tranche 1 Investor at USD10 billion in August of 2013. Given the lack of financial information, the Company is unable to determine a more precise estimate of the fair value of the Series E Tranche 1 Investor Options on the exchange date. If the fair value of the Series E Tranche 1 Investor Options were worth USD43.3 million, the estimated value of the Transfer Restrictions, the Series E Tranche 1 Investor itself would need to be estimated at a valuation in excess of USD30 billion on March 5, 2014. The Company does not expect the valuation of the Series E Tranche 1 Investor to increase by 200% from USD 10 billion in August 2013 to USD 30 billion in March 2014. Hence, no incremental benefit was given to the Grantees and no compensation expense was recognized.

To determine the fair value of the Transfer Restrictions, the Company valued the common shares with the Transfer Restrictions and compared this value to the value of the common shares without the restriction. The difference was determined to be the value of the Transfer Restrictions. A put option pricing model was used to determine the discount to be applied to the common shares to arrive at the value of common shares with the Transfer Restrictions. Pursuant to that model, the Company used the cost of a put option, which can be used to hedge the price change before a share subject to transfer restriction can be sold, as the basis to determine the discount for transfer restrictions. A put option was used because it incorporates certain company-specific factors, including timing of the expected initial public offering or duration of the Transfer Restriction and the volatility of the share price companies engaged in the same industry.

Series E Warrants

The Series E warrants (‘‘Series E warrants’’) granted to the Series E Tranche 1 Investor is exercisable at the option of the Series E Tranche 1 Investor, at any time, on or after January 1, 2015 and no later than March 1, 2015. The warrants are not exercisable if the Company has completed the initial public offering in the United States by December 31, 2014. The exercise price shall be adjusted from time to time as provided below: proportionate adjustment for issuance of additional common shares, share split and combination, dividend and distributions, reclassification, reorganization, merger, and consolidations.

The warrants are not entitled to dividend rights nor to vote until the warrants are exercised and shares become issuable. The Series E warrants are initially measured at its fair value and the initial carrying value for Series E Tranche 1 Preferred Shares is allocated on a residual basis as the warrant is liability classified. The Series E warrants are initially measured at their fair value of USD 6,477 thousand.

The fair value of the Series E warrants were estimated by the Company with the assistance from an independent valuation firm based on data provided by the Company. The valuation report provided by the Company with guidelines in determining the fair value, but the determination was made by the Company. The Company applied the Black-Scholes Option Pricing Model to calculate the fair value of the Series E warrants on the valuation date.

The major assumptions used in calculating the fair value of the Series E warrants include:

March 5,
2014
Spot price(1)	4.50 - 4.65
Risk-free interest rate(2)	0.12%
Volatility rate(3)	38.81%
Dividend yield(4)	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. The probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%.

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.

Subscription Rights

Within 3 months after March 5, 2014, the Series E Tranche 1 Investor shall have Subscription Rights to purchase, or designate any other person/party to purchase from the Company an additional number of 35,487,746 Series E preferred shares, at a price equal to the purchase price per share (USD 2.82) of the Series E issuance. The exercise price shall be adjusted from time to time as provided below: proportionate adjustment for issuance of additional common shares, share split and combination, dividend and distributions, reclassification, reorganization, merger, and consolidations. The Subscription Rights are not entitled to dividend rights nor to vote until the Subscription Rights have been exercised and shares are issuable.

On April 24, 2014, two of the three Series E Tranche 2 Investors exercised the Subscription Rights assigned to them by the Series E Tranche 1 Investor to purchase USD100 million while the third Series E Tranche 2 investor purchased the remaining USD10 million. Upon the exercise of the Subscription Rights, the fair value of the warrant liability of USD 29,223 thousand was derecognized and credited to carrying amount of the Series E Tranche 2 Preferred Shares.

The fair value of the Subscription Rights was estimated by the Company with the assistance from an independent valuation firm based on data provided by the Company. The valuation report provided by the Company with guidelines in determining the fair value, but the determination was made by the Company. The Company applied the Black-Scholes Option Pricing Model to calculate the fair value of the Subscription Rights on the valuation date. The Subscription Rights are initially measured at their fair value of USD 28,208 thousand. As of April 24, 2014, the fair value of Subscription Rights was USD 29,223 thousand.

The major assumptions used in calculating the fair value of the Subscription Rights include:

	March 5,	April 24,
	2014	2014
Spot price(1)	3.31 - 4.65	3.39 - 4.64
Risk-free interest rate(2)	0.04%	0.02%
Volatility rate(3)	38.12%	42.74%
Dividend yield(4)	—	—

(1)
Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. The probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%.

(2)	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.

(3)	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.

(4)	The Company has no history or expectation of paying dividends on its common shares.

Issuance of Series E Tranche 2 Preferred Shares

On April 24, 2014, the Company issued Series E convertible redeemable preferred shares (the ‘‘Series E Tranche 2 Preferred Shares’’) to three investors (the ‘‘Series E Tranche 2 Investors’’) to subscribe 39,037,382 Series E Tranche 2 Preferred Shares for a total consideration of USD110 million.

The Company assessed the beneficial conversion feature attributable to the Series E Tranche 2 Preferred Shares and determined that there was a beneficial conversion feature with an amount of USD1,109 thousand for the Series E Tranche 2 Preferred Shares of USD10 million issued to one investor. For the remaining Series E Tranche 2 Preferred Shares of USD100 million issued to another two investors, there was no beneficial conversion feature attributable to them.

Initial public offering

Upon the completion of the IPO on 24 June 2014, the Company adjusted the Series E conversion price from USD2.82 to USD2.4 per share relating to 110,014,440 Series E preferred shares held by the Series E investors. The Company concluded that the downward conversion price adjustment is in accordance with the anti-dilution clause in the latest shareholders agreement. As a result of this anti-dilution, the Company issued a total of 129,166,667 common shares on a fully-converted basis when the conversion right is exercised by the Series E shareholders. The triggering of the anti-dilution clause resulted in a beneficial conversion feature amounted to USD 27,396 thousand which was charged to retained earnings in 2014 as a deemed dividend to Series E shareholders. And the unamortized beneficial conversion features of Series E preferred shares of USD49,346 thousand were recognized upon the completion of the IPO as a deemed dividend to Series E investors and charged against retained earnings, and in the absence of retained earnings, a charge to additional paid-in capital.

Upon the completion of the IPO on 24 June 2014, the Series E warrants are not exercisable in future. As a result, the fair value of Series E warrants liability of USD6,381 thousand was derecognized and the related fair value gain was recognized as other income.